Label	Element	Value		Value	Value					Value	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 20, 2013
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2013
Prospectus Date	rr_ProspectusDate	Dec. 23, 2013
Risk/Return [Heading]	rr_RiskReturnHeading		HANCOCK HORIZON U.S. SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading		INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock		The Hancock Horizon U.S. Small Cap Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading		FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 15 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption		SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice			none		5.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice			none		none		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther			none		none		none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption			none		none		none
Exchange Fee	rr_ExchangeFee			none		none		none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption		ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets			0.80%		0.80%		0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets			none		none		0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets			none		0.25%		0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets			1.17%	[1]	1.17%	[1]	1.17%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets			1.17%		1.42%		1.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets			0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets			1.99%		2.24%		2.99%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets			(0.87%)		(0.87%)		(0.87%)
Total Annual Fund Operating Expenses After Fee Waive and/or Expense Reimbursement	rr_NetExpensesOverAssets			1.12%	[2]	1.37%	[2]	2.12%	[2]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading		PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the Example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading		Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01			114		657		215
3 Years	rr_ExpenseExampleYear03			$ 503		$ 1,075		$ 807
Strategy [Heading]	rr_StrategyHeading		PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of U.S. companies with small capitalizations. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small capitalization companies to be those with market capitalizations that fall within or below the current range of companies in either the Russell 2000 Index or the S&P Small Cap 600 Index, or below the three year average maximum market cap of companies in either Index as of January 31 of the three preceding years. As of January 31, 2013, the market capitalization ranges for the Russell 2000 Index and the S&P Small Cap 600 Index were approximately $33 million to $5.3 billion, and $89 million to $3.3 billion, respectively.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser continually monitors the Fund's portfolio and may sell a security when there is a fundamental change in the security's prospects or better investment opportunities become available. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows above the Fund's small capitalization range.

Risk [Heading]	rr_RiskHeading		PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney		As with all mutual funds, a shareholder is subject to the risk that an investment in the Fund could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution		A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess		The Fund is new and therefore has no performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress		www.hancockhorizonfunds.com.
Performance Table Heading	rr_PerformanceTableHeading		PERFORMANCE INFORMATION
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

 The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

Current performance information is available on the Fund's website at www.hancockhorizonfunds.com.

[1]	"Other Operating Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses (collectively, "excluded expenses"))from exceeding 1.10%, 1.35% and 2.10% of the Fund's average daily net assets of the Institutional Class, Class A and Class C Shares, respectively, until May 31, 2015. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2015.